Note 05 - Net Interest Income (Detail: Text Values) € in Millions	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Net Interest Income [Abstract]
Government grants under the (TLTRO III)-program included in Other interest income	€ 0	€ 0	€ 43
Net interest income under TLTRO III program included twelve months ended	€ 211	494
Base Rate discount under the TLTRO III from June 24, 2020 to June 23, 2022 (in basis points)	50,000,000
Lending discounts applied under TLTRO III program from June 24, 2020 and June 23, 2021 in percent	0.50%
Eligible net lending threshold under TLTRO III between March 1, 2020 and March 31, 2021 in percent	0.00%
Lending discounts applied under TLTRO III program from June 24, 2021 and June 23, 2022 in percent	0.50%
Eligible net lending threshold under TLTRO III between October 1, 2020 and December 31, 2021 in percent	0.00%
Group borrowing under the TLTRO III-refinancing program Dec 2022	€ 33,700
Group borrowing under the TLTRO III-refinancing program Dec 2021		€ 44,700